Shareholder Report, Holdings (Details)	Jun. 30, 2024
Class I | Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	28.80%
Class I | U.S. Government & Agency Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	14.90%
Class I | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
Class I | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
Class I | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
Class I | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
Class I | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
Class I | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
Class I | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
Class I | Sovereign Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
Class I | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
Class I | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
Class I | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
Class I | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
Class I | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
Class I | U.S. Treasury Inflation Protected Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
Class I | Purchased Options [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
Class I | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Class I | Non-U.S. Treasury Inflation Protected Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Class I | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
Class II | Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	28.80%
Class II | U.S. Government & Agency Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	14.90%
Class II | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
Class II | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
Class II | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
Class II | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
Class II | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
Class II | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
Class II | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
Class II | Sovereign Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
Class II | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
Class II | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
Class II | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
Class II | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
Class II | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
Class II | U.S. Treasury Inflation Protected Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
Class II | Purchased Options [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
Class II | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Class II | Non-U.S. Treasury Inflation Protected Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Class II | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%